 the

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 24.3%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 1.3%
Federal Farm Credit Bank	1.150%	08/12/30	$ 2,000,000	$ 1,548,914

Federal Home Loan Bank - 1.0%
Federal Home Loan Bank	3.250%	05/20/27	1,250,000	1,185,318

Small Business Administration - 0.0% (a)
SBA	5.720%	01/01/29	30,104	29,732

Tennessee Valley Authority - 1.0%
Tennessee Valley Authority	4.650%	06/15/35	1,100,000	1,109,499

U.S. Treasury Bonds - 8.7%
U.S. Treasury Bonds	5.250%	02/15/29	2,272,000	2,437,963
U.S. Treasury Bonds	3.000%	05/15/42	5,699,000	4,891,567
U.S. Treasury Bonds	2.500%	02/15/45	3,608,000	2,767,308
				10,096,838
U.S. Treasury Notes - 12.3%
U.S. Treasury Notes	3.250%	06/30/27	670,000	651,575
U.S. Treasury Notes	2.375%	05/15/29	3,987,000	3,659,474
U.S. Treasury Notes	2.750%	05/31/29	4,000,000	3,753,125
U.S. Treasury Notes	1.625%	05/15/31	1,340,000	1,141,722
U.S. Treasury Notes	1.875%	02/15/32	2,960,000	2,539,819
U.S. Treasury Notes	2.875%	05/15/32	2,000,000	1,867,500
U.S. Treasury Notes	2.750%	08/15/32	835,000	770,418
				14,383,633

Total U.S. Government & Agencies (Cost $32,052,590)				$ 28,353,934

MUNICIPAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
California State Health Facilities Financing Authority, Revenue Bond, Series 2019, (Cost $260,000)	2.704%	06/01/30	$ 260,000	$ 221,168

ASSET-BACKED SECURITIES - 8.7%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$ 1,398,600	$ 1,138,578

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 8.7% (Continued)	Coupon	Maturity	Par Value	Value
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (b)	5.244%	11/25/34	$ 148,892	$ 141,665
DB Master Finance, LLC, 144A, Series 2021-1-A-2-II	2.493%	11/20/51	1,463,220	1,204,777
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	1,231,400	1,169,292
Exeter Automobile Receivables Trust, Series 2021-2A-C	0.980%	06/15/26	1,000,000	954,262
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	947,111
Flagship Credit Auto Trust, 144A, Series 2020-4-D	2.180%	02/16/27	735,000	685,461
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	739,200	675,129
GLS Auto Receivables Issuer Trust, 144A, Series 2020-1-C	2.720%	11/17/25	1,250,000	1,229,965
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	700,000	556,982
Jack in the Box Funding, LLC, 144A, Series 2022-1-A-2-I	3.445%	02/26/52	876,650	762,206
Long Beach Mortgage Loan Trust, Series 2004-4-I-A1 (1*1MO LIBOR + 56) (b)	4.604%	10/25/34	726,683	647,947
Total Asset-Backed Securities (Cost $11,083,498)				$ 10,113,375

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.4%
FHLMC, Series 3827-HA	3.500%	11/15/25	$ 78,800	$ 77,170
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	471,600
FHLMC, Series 2569-LD	5.500%	02/15/33	33,442	33,970
FHLMC, Series 3793-UA	4.000%	06/15/33	36,368	35,343
FHLMC, Series 5206-DV	3.500%	06/25/33	1,140,948	1,082,423
FHLMC, Pool #C9-1859	3.500%	12/01/35	245,288	236,044
FHLMC, Series 3622-WA	5.500%	09/15/39	171,005	171,635
FHLMC, Series 3843-JA	4.000%	04/15/40	11,970	11,783
FHLMC, Series 3940-PD	2.500%	02/15/41	135,145	127,834
FHLMC, Series 4226-AN	4.000%	04/15/41	22,958	22,782
FHLMC, Series 4077-AP	4.000%	01/15/42	41,830	40,399
FHLMC, Series 4183-PA	3.500%	01/15/43	42,843	41,852
FHLMC, Series 4566-CA	3.000%	01/15/43	126,597	123,732

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.4% (Continued)
FHLMC, Series 5245-CB	4.000%	12/25/46	$ 1,153,451	$ 1,121,386
FHLMC, Series 5227-JQ	4.000%	04/25/47	1,187,033	1,147,592
FHLMC, Series 4753-JA	3.000%	12/15/47	106,403	97,124
FHLMC, Series 4760-A	3.000%	02/15/48	772,963	719,723
FHLMC, Series 4960-PD	2.000%	10/25/49	827,893	708,160
FHLMC, Series 5252-BA	4.000%	02/25/50	1,235,744	1,199,870
FHLMC, Series 5231-LV	4.500%	05/25/52	1,193,642	1,169,112
				8,639,534
Federal National Mortgage Association - 5.4%
FNMA, Series 2005-80-BA	5.000%	04/25/29	24,449	24,184
FNMA, Series 2009-96-DB	4.000%	11/25/29	89,185	87,028
FNMA, Pool #FM5329	2.000%	01/01/31	613,708	571,146
FNMA, Pool #MA1201	3.500%	10/01/32	104,283	101,922
FNMA, Series 2022-22-EV	4.000%	07/25/33	1,170,544	1,130,669
FNMA, Series 2004-W3-A-7	5.500%	05/25/34	559,904	562,540
FNMA, Pool #FS0862	2.500%	12/01/36	1,071,265	994,946
FNMA, Pool #MA0584	4.500%	10/01/40	9,718	9,319
FNMA, Series 2013-13-MA	4.000%	01/25/43	252,551	245,918
FNMA, Series 2016-49-LA	3.500%	01/25/43	161,316	156,795
FNMA, Series 2014-80-KA	2.000%	03/25/44	285,606	221,313
FNMA, Series 2016-24-HA	3.000%	04/25/44	73,690	71,049
FNMA, Series 2017-22-EC	3.000%	06/25/44	172,219	165,983
FNMA, Series 2016-89-CG	3.000%	04/25/46	133,829	122,823
FNMA, Series 2017-105-N	3.000%	01/25/48	1,387,453	1,266,817
FNMA, Series 2019-33-N	3.000%	03/25/48	320,055	299,401
FNMA, Series 2018-45-AB	3.000%	06/25/48	235,184	214,716
				6,246,569
Government National Mortgage Association - 8.7%
GNMA, Series 2020-078-CB	5.000%	09/20/34	254,188	253,753
GNMA, Series 2009-104-KA	4.500%	08/16/39	20,129	19,903
GNMA, Series 2017-084-JD	3.000%	05/20/47	41,088	37,145
GNMA, Series 2018-006-JA	2.750%	01/20/48	231,444	212,368
GNMA, Series 2019-061-KU	3.500%	05/20/49	898,299	836,947
GNMA, Series 2019-099-JC	3.000%	08/20/49	76,703	70,655
GNMA, Series 2019-152-HA	3.500%	08/20/49	176,033	168,757
GNMA, Series 2020-05-NA	3.500%	12/20/49	245,634	229,729
GNMA, Series 2020-133-A (b)	5.935%	05/01/50	275,809	286,649
GNMA, Series 2020-084-WA	3.500%	06/20/50	180,776	167,310
GNMA, Series 2020-095-NB	4.500%	07/20/50	25,295	23,459
GNMA, Series 2020-122-DP	2.500%	07/20/50	1,297,399	1,112,086
GNMA, Series 2022-078-LA	4.500%	07/20/50	1,136,956	1,125,331
GNMA, Series 2020-123-PB	2.250%	08/20/50	631,943	531,893

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 8.7% (Continued)
GNMA, Series 2020-133-HA	3.500%	09/20/50	$ 336,204	$ 309,256
GNMA, Series 2020-134-NP	2.500%	09/20/50	997,193	852,969
GNMA, Series 2020-183-AY	2.000%	11/20/50	971,920	796,744
GNMA, Series 2022-075-PA	4.000%	04/20/51	1,218,403	1,176,920
GNMA, Series 2022-20-KA	2.500%	01/20/52	1,202,450	1,093,271
GNMA, Series 2022-024-BC	4.000%	02/20/52	829,641	797,919
				10,103,064
Non-Agency - 12.6%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	98,829	92,292
Bank of America Funding Corporation, Series 2003-J-2-A-1 (b)	3.576%	11/25/33	268,979	237,639
Bank of America Funding Corporation, Series 2004-A-3-A-1 (b)	2.358%	02/25/34	43,571	42,336
Bear Stearns ALT-A Trust, Series 2003-6-II-A-1 (b)	3.486%	01/25/34	183,696	162,967
Countrywide Home Loans, Inc., Series 2003-49-A-9 (b)	3.980%	12/19/33	39,153	34,804
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-IV-A-2 (b)	4.245%	11/25/32	40,372	38,357
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-I-A-31	5.500%	06/25/33	23,733	22,429
CSMC Mortgage Trust, 144A, Series 2013-IVR1-A-2	3.000%	03/25/43	380,975	332,969
GS Mortgage-Backed Securities, 144A, Series 2021-PJ1-A-4 (b)	2.500%	06/25/51	649,833	507,052
HarborView Mortgage Loan Trust, Series 2003-1-A (b)	2.919%	05/19/33	45,051	38,426
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (b)	4.040%	06/19/34	55,557	48,298
Impac CMB Trust, Series 2004-10-4-A-2 (1*1MO LIBOR + 94) (b)	4.526%	03/25/35	49,141	44,305
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (b)	4.316%	05/25/35	329,408	273,669
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (b)	4.544%	05/25/37	806,447	745,352

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.6% (Continued)
Impac CMB Trust, 44A, Series 2007-A-M-1 (1*1MO LIBOR + 80) (b)	4.844%	05/25/37	$ 293,732	$ 270,262
Impac Secured Assets Corporation, Series 2003-3-A-1 (b)	5.200%	08/25/33	27,270	25,554
Impac Secured Assets Corporation, Series 2006-1-2-A-1 (1*1MO LIBOR + 70) (b)	4.394%	05/25/36	93,787	78,784
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (b)	4.304%	01/25/36	8,585	8,557
JPMorgan Mortgage Trust, Series 2003-A1-1-A-1 (b)	2.923%	10/25/33	102,547	91,064
JPMorgan Mortgage Trust, Series 2004-A1-4-A-1 (b)	2.531%	02/25/34	74,773	69,456
JPMorgan Mortgage Trust, Series 2004-A3-S-F-3 (b)	2.981%	06/25/34	92,454	84,093
JPMorgan Mortgage Trust, Series 2004-A4-2-A-2 (b)	4.000%	09/25/34	599,862	547,169
JPMorgan Mortgage Trust, Series 2004-A5-2-A-1 (b)	3.709%	12/25/34	28,334	28,026
JPMorgan Mortgage Trust, 144A, Series 2013-3-A-3 (b)	3.353%	07/25/43	57,378	52,007
JPMorgan Mortgage Trust, 144A, Series 2017-A-A-3 (b)	3.500%	05/25/47	119,636	102,818
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (b)	3.500%	06/25/48	458,140	406,289
Master Adjustable Rate Mortgage Trust, Series 2003-3-2-A-1 (b)	3.823%	09/25/33	51,506	44,413
Master Asset Securitization Trust, Series 2004-1-3-A-7	5.250%	01/25/34	42,391	39,038
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-I-A (b)	2.855%	05/25/34	118,848	104,304
Merrill Lynch Mortgage Investors Trust, Series 2004-1-A-2 (1*1MO LIBOR + 90) (b)	4.944%	11/25/34	842,526	779,644
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-I-A (b)	4.325%	12/25/34	239,302	226,819
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	40,903	36,551
New Residential Mortgage Loan Trust, 144A, Series 2015-2-A-2 (b)	3.750%	08/25/55	209,669	191,577

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.6% (Continued)
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1 (b)	4.000%	04/25/57	$ 233,031	$ 220,710
Opteum Mortgage Acceptance Corporation, Series 2005-5-IIA1D2 (b)	5.850%	12/25/35	25,053	24,702
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5	2.500%	01/25/52	1,495,987	1,276,229
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	1,150,000	1,011,374
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	8,343
Sequoia Mortgage Trust, Series 2003-8-A-1 (1*1MO LIBOR + 64) (b)	4.129%	01/20/34	264,058	245,539
Sequoia Mortgage Trust, Series 2004-6-A-2 (1*1MO LIBOR + 56) (b)	4.049%	07/20/34	108,100	94,441
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1 (b)	2.500%	05/25/43	179,328	150,076
Sequoia Mortgage Trust, Series 2013-6-A-2 (b)	3.000%	05/25/43	222,322	194,571
Sequoia Mortgage Trust, 144A, Series 2019-4-A-1	3.500%	11/25/49	593,561	516,888
Sequoia Mortgage Trust, 144A, Series 2020-4-A-2	2.500%	11/25/50	589,402	475,596
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4-A4 (b)	3.656%	02/25/34	88,452	82,310
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (b)	4.180%	02/19/35	1,062,095	977,217
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A-1 (1*1MO LIBOR + 70) (b)	4.180%	01/19/34	30,647	28,429
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-IA1 (1*1MO LIBOR + 70) (b)	4.180%	12/19/34	70,648	62,692
Structured Asset Securities Corporation, Series 2003-9A-2-A1 (b)	3.844%	03/25/33	70,773	66,998
Structured Asset Securities Corporation, Series 2003-34A-5-A4 (b)	3.771%	11/25/33	131,414	118,530
Terwin Mortgage Trust, 144A, Series 2004-1HE-M-1	4.794%	02/25/34	301,936	278,913

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.6% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-III-A1	5.500%	05/25/33	$ 26,047	$ 24,866
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (b)	3.804%	08/25/33	485,020	438,626
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	4.162%	08/25/33	186,791	175,350
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (b)	2.355%	02/27/34	104,343	96,000
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR2-1-A-1A (1*1MO LIBOR + 66) (b)	4.704%	01/25/45	1,011,808	905,728
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1*1MO LIBOR + 156) (b)	5.604%	10/25/45	156,275	145,764
Wells Fargo Alternative Loan Trust, Series 2002-1-I-A-1	6.250%	08/25/32	240,151	225,549
Wells Fargo Mortgage-Backed Securities, 144A, Series 2021-RR1-A-3	2.500%	12/25/50	1,152,824	1,009,549
				14,662,310

Total Collateralized Mortgage Obligations (Cost $43,264,546)				$ 39,651,477

CORPORATE BONDS - 31.5%	Coupon	Maturity	Par Value	Value
Communications - 2.3%
CBS Corporation	7.875%	07/30/30	$ 765,000	$ 821,047
Discovery Communications, LLC	5.000%	09/20/37	1,125,000	922,579
T-Mobile USA, Inc.	2.050%	02/15/28	1,073,000	924,757
				2,668,383
Consumer Discretionary - 0.8%
Genting NY, LLC, 144A	3.300%	02/15/26	1,025,000	912,951

Consumer Staples - 0.8%
Flowers Foods, Inc.	2.400%	03/15/31	1,128,000	905,998

Energy - 1.9%
Enbridge, Inc.	3.125%	11/15/29	1,059,000	930,936
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	1,013,000	898,544
Phillips 66 Partners, L.P.	3.550%	10/01/26	399,000	366,369
				2,195,849

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 31.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 12.6%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	$ 1,075,000	$ 852,561
Antares Holdings, L.P.	3.950%	07/15/26	1,070,000	925,357
Aviation Capital Group, LLC, 144A	1.950%	01/30/26	1,102,000	960,422
Bank of America Corporation (1*3MO LIBOR + 104) (b)	3.419%	12/20/28	984,000	895,787
Barings BDC, Inc.	3.300%	11/23/26	1,040,000	878,188
Blackstone Private Credit Fund	3.250%	03/15/27	1,050,000	903,584
Drawbridge Special Opportunities Fund, L.P., 144A	3.875%	02/15/26	937,000	851,732
Fairfax Financial Holdings Ltd.	4.850%	04/17/28	938,000	884,097
Fidelity National Financial, Inc.	3.400%	06/15/30	899,000	753,392
First American Financial Corporation	4.000%	05/15/30	1,017,000	856,051
FS KKR Capital Corporation	3.400%	01/15/26	983,000	893,503
Goldman Sachs Group, Inc.	6.125%	02/15/33	870,000	911,560
Icahn Enterprises, L.P.	4.375%	02/01/29	750,000	630,937
Jackson Financial, Inc.	3.125%	11/23/31	1,100,000	841,027
Owl Rock Capital Corporation	2.625%	01/15/27	1,072,000	886,967
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	888,750
Prospect Capital Corporation	3.437%	10/15/28	1,131,000	869,165
				14,683,080
Health Care - 1.4%
Bristol-Myers Squibb Company	5.875%	11/15/36	485,000	504,263
CVS Health Corporation	6.943%	01/10/30	349,940	357,301
CVS Pass-Through Trust, 144A, Series 2013	4.704%	01/10/36	214,775	191,589
CVS Pass-Through Trust, 144A, Series 2014	4.163%	08/11/36	690,845	615,452
				1,668,605
Industrials - 4.5%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	468,016	423,593
Air Canada Pass-Through Certificates, 144A, Series 2017-1-A	3.550%	07/15/31	994,000	798,806
American Airlines Group Pass-Through Certificates, Series 2019-1-AA	3.150%	08/15/33	1,104,740	906,024
MasTec, Inc., 144A	4.500%	08/15/28	975,000	878,708
Roper Technologies, Inc.	2.950%	09/15/29	1,035,000	903,511
U.S. Airways Pass-Through Trust, Series 2011-1-A	7.125%	04/22/25	342,717	344,251
United Airlines Pass-Through Certificates, Series 2020-1-A	5.875%	04/15/29	1,031,450	1,018,422
				5,273,315

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 31.5% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 0.8%
Georgia-Pacific, LLC	7.750%	11/15/29	$ 780,000	$ 894,936

Real Estate - 1.5%
American Homes 4 Rent	2.375%	07/15/31	1,128,000	873,411
Crown Castle International Corporation	4.000%	03/01/27	875,000	834,245
Public Storage	2.250%	11/09/31	130,000	104,686
				1,812,342
Technology - 3.1%
Hewlett Packard Enterprise Company	6.200%	10/15/35	857,000	892,984
Leidos, Inc.	4.375%	05/15/30	1,000,000	909,458
NXP B.V./NXP Funding, LLC	2.500%	05/11/31	1,167,000	919,639
TD SYNNEX Corporation	2.375%	08/09/28	1,089,000	890,239
				3,612,320
Utilities - 1.8%
Elwood Energy, LLC	8.159%	07/05/26	529,615	519,023
Entergy New Orleans, LLC	4.000%	06/01/26	700,000	675,650
NSG Holdings, LLC, 144A	7.750%	12/15/25	923,280	899,044
				2,093,717

Total Corporate Bonds (Cost $42,083,362)				$ 36,721,496

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.76% (c) (Cost $1,157,483)	1,157,483	$ 1,157,483

Total Investments at Value - 99.8% (Cost $129,901,479)		$ 116,218,933

Other Assets in Excess of Liabilities - 0.2%		264,775

Net Assets - 100.0%		$ 116,483,708

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $23,392,897 as of November 30, 2022, representing 20.1% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
LIBOR -	London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The rate shown is the 7-day effective yield as of November 30, 2022.

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 3.7%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 1.5%
Federal Home Loan Banks	3.000%	02/23/24	$ 700,000	$ 683,680

Small Business Administration - 0.1%
SBA	5.510%	11/01/27	23,345	23,175

U.S. Treasury Notes - 2.1%
U.S. Treasury Notes	2.500%	01/31/25	1,000,000	962,109

Total U.S. Government & Agencies (Cost $1,719,369)				$ 1,668,964

ASSET-BACKED SECURITIES - 13.6%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1*1MO LIBOR + 120) (a)	5.244%	10/25/34	$ 78,350	$ 75,737
ACE Securities Corporation, Series 2003-NC1-A-2A (1*1MO LIBOR + 84) (a)	4.464%	07/25/33	234,621	208,821
Argent Securities, Inc., Series 2004-W10-A-2 (1*1MO LIBOR + 78) (a)	3.890%	10/25/34	289,805	274,201
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	609,525	496,205
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (a)	5.244%	11/25/34	152,019	144,640
Countrywide Home Loans, Inc., Series 2004-6-2-A-5 (1*1MO LIBOR + 78) (a)	4.824%	11/25/34	579,813	539,889
DB Master Finance, LLC, 144A, Series 2021-1-A-2-I	2.045%	11/20/51	678,150	572,949
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	611,000	580,183
Drive Auto Receivables Trust, Series 2020-2-D	3.050%	05/15/28	670,000	653,970
Drive Auto Receivables Trust, Series 2021-1-C	1.020%	06/15/27	556,000	540,672
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	450,000	426,200
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	865,000	688,270

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 13.6% (Continued)	Coupon	Maturity	Par Value	Value
Mortgage IT Trust, Series 2005-5-A-1 (1*1MO LIBOR + 52) (a)	4.304%	12/25/35	$ 403,295	$ 377,456
Soundview Home Equity Loan Trust, Series 2003-2-A-2 (1*1MO LIBOR + 130) (a)	5.316%	11/25/33	233,677	228,665
Thornburg Mortgage Trust, Series 2003-4-A-1 (1*1MO LIBOR + 64)	4.364%	09/25/43	438,586	406,840
Total Asset-Backed Securities (Cost $6,863,703)				$ 6,214,698

COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.0%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$ 175,594	$ 175,955
FHLMC, Series 2580-PY	4.000%	03/15/33	10,336	9,934
FHLMC, Series 3664-DA	4.000%	11/15/37	359,839	353,274
FHLMC, Series 3597-LH	4.500%	07/15/39	171,101	167,878
FHLMC, Series 4444-CH	3.000%	01/15/41	112,122	111,557
FHLMC, Series 4312-GA	2.500%	12/15/41	64,725	61,551
FHLMC, Series 4768-E	3.500%	09/15/42	409,391	400,280
FHLMC, Series 4319-PM	3.000%	03/15/43	610,286	585,515
FHLMC, Series 4570	3.000%	03/15/44	451,080	426,163
FHLMC, Series 4710-PA	3.000%	04/15/45	767,813	728,979
FHLMC, Series 4938-BL	2.250%	07/25/49	447,259	392,340
FHLMC, Series 4960-PD	2.000%	10/25/49	275,964	236,053
				3,649,479
Federal National Mortgage Association - 5.5%
FNMA, Series 2003-48-TC	5.000%	06/25/23	3,283	3,266
FNMA, Series 2010-112-CY	4.000%	10/25/25	76,215	75,205
FNMA, Pool #AL0300	4.500%	06/01/26	101,217	102,241
FNMA, Series 2012-41-BA	2.500%	04/25/27	314,431	300,492
FNMA, Pool #AL4309	4.000%	10/01/28	191,533	191,705
FNMA, Series 2005-80-BA	5.000%	04/25/29	85,572	84,645
FNMA, Series 2005-109-PC	6.000%	12/25/35	52,910	53,599
FNMA, Series 2008-17-PA	4.500%	10/25/37	123,598	121,814
FNMA, Series 2008-49-PA	5.000%	04/25/38	99,759	97,979
FNMA, Series 2010-152-DA	3.000%	05/25/39	117,271	115,087
FNMA, Series 2009-94-DA	4.500%	10/25/39	216,044	208,965
FNMA, Series 2012-102-PA	4.500%	03/25/41	16,232	16,109
FNMA, Series 2012-136-PD	2.500%	11/25/42	274,589	261,075
FNMA, Series 2013-82-BP	2.750%	12/25/42	355,783	330,176

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 5.5% (Continued)
FNMA, Series 2014-80-KA	2.000%	03/25/44	$ 88,560	$ 68,624
FNMA, Series 2016-72-AP	4.000%	07/25/44	101,989	97,373
FNMA, Series 2018-14-PA	3.500%	04/25/47	380,392	363,266
				2,491,621
Government National Mortgage Association - 1.7%
GNMA, Pool #615735X	5.000%	07/15/23	5,691	5,776
GNMA, Series 2011-26-PA	4.000%	07/20/40	50,573	50,141
GNMA, Series 2012-10-LD	3.000%	07/20/40	41,160	40,922
GNMA, Series 2018-131-PG	3.000%	09/20/48	100,731	91,691
GNMA, Series 2019-024-PE	3.250%	02/20/49	222,304	209,472
GNMA, Series 2019-065-EB	3.000%	05/20/49	185,636	167,780
GNMA, Series 2019-152-HA	3.500%	08/20/49	174,053	166,859
GNMA, Series 2020-095-NB	4.500%	07/20/50	70,920	65,772
				798,413
Non-Agency - 23.1%
Adjustable Rate Mortgage Trust, Series 2004-5-4-A-1 (a)	2.881%	04/25/35	113,055	112,474
American General Mortgage Loan Trust, 144A, Series 2006-1-A-5 (a)	5.750%	12/25/35	1,756	1,829
American Home Mortgage Investment Trust, Series 2004-3-IV-A (1*6MO LIBOR + 150) (a)	3.554%	10/25/34	408,430	404,369
American Home Mortgage Investment Trust, Series 2004-3-VI-A1 (b)	4.820%	10/25/34	14,190	13,724
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A-1 (1*H15T1Y + 210) (a)	6.080%	09/25/35	101,294	98,052
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-II-A-1 (c)	0.000%	12/25/22	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-II-A-1 (a)	2.621%	03/25/34	33,612	31,820
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	4.136%	10/25/33	78,300	75,853
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A-1	5.500%	09/25/34	22,878	22,019
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A-2 (1*1MO LIBOR + 50) (a)	4.544%	06/25/35	47,482	45,282
GSR Mortgage Loan Trust, Series 2003-7F-IA-4	5.250%	06/25/33	171,802	166,044
GSR Mortgage Loan Trust, Series 2005-AR6-1A-1 (a)	3.264%	09/25/35	11,603	11,261

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 23.1% (Continued)
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (a)	4.040%	06/19/34	$ 31,747	$ 27,599
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (a)	4.316%	05/25/35	197,251	163,873
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (a)	4.544%	05/25/37	136,303	125,976
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (a)	4.304%	01/25/36	29,822	29,724
JPMorgan Mortgage Trust, Series 2003-A1-4-A-5 (a)	2.982%	10/25/33	70,890	66,805
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (a)	3.500%	06/25/48	580,311	514,632
JPMorgan Mortgage Trust, 144A, Series 2018-8-A-3 (a)	4.000%	01/25/49	103,686	95,343
Master Adjustable Rate Mortgages Trust, Series 2004-13-2-A-1 (a)	3.615%	04/21/34	109,162	102,178
Master Adjustable Rate Mortgages Trust, Series 2004-6-4-A-6 (a)	3.488%	07/25/34	230,571	227,100
Master Seasoned Securitization Trust, Series 2005-1-1-A-1 (a)	5.864%	09/25/32	362,929	349,849
MASTR Asset Alternative Loans Trust, Series 2003-1-2-A-1	6.500%	01/25/33	335,982	318,746
MASTR Asset Securitization Trust, Series 2003-12-1-A-1	5.250%	12/25/24	29,265	28,646
MASTR Asset Securitization Trust, Series 2003-11-7-A-5	5.250%	12/25/33	197,841	187,593
Mellon Residential Funding Corporation, Series 2000-TBC2-A-1 (1*1MO LIBOR + 48) (a)	4.355%	06/15/30	640,643	610,278
MLCC Mortgage Investors, Inc., Series MLCC 2003-B-A-1 (1*1MO LIBOR + 68) (a)	4.384%	04/25/28	30,868	28,747
MLCC Mortgage Investors, Inc., Series 2003-E-A-2 (1*6MO LIBOR + 66) (a)	4.226%	10/25/28	437,338	412,996
Mortgage IT Trust, Series 2004-2-M-1 (1*1MO LIBOR + 82.5) (a)	4.594%	12/25/34	508,334	475,291

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 23.1% (Continued)
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	$ 265,870	$ 237,582
Provident Funding Mortgage Trust, 144A, Series 2019-2-A-2 (a)	3.000%	12/25/49	659,243	549,141
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5	2.500%	01/25/52	934,992	797,643
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	600,000	527,673
Sequoia Mortgage Trust, 144A, Series 2019-2-A1	4.000%	06/25/49	897,089	826,911
Sequoia Mortgage Trust, 144A, Series 2019-5-A	3.500%	12/25/49	739,307	637,286
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3-A3 (a)	3.878%	09/25/34	31,453	29,906
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (a)	4.180%	02/19/35	365,366	336,167
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-I-A-1 (1*1MO LIBOR + 60) (a)	4.080%	07/19/34	758,115	669,988
Structured Asset Securities Corporation, Series 2003-34A-3-A4 (a)	3.956%	11/25/33	57,932	55,664
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (a)	3.804%	08/25/33	114,385	103,444
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.162%	08/25/33	82,132	77,101
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (a)	2.355%	02/27/34	18,971	17,455
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A12 (a)	3.671%	07/25/34	11,088	11,111
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A-6 (a)	3.671%	07/25/34	267,199	267,765
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-1-A-1 (a)	3.000%	12/25/49	795,926	657,125
				10,550,067

Total Collateralized Mortgage Obligations (Cost $18,938,583)				$ 17,489,580

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.1%	Coupon	Maturity	Par Value	Value
Communications - 2.9%
Discovery Communications, LLC	3.450%	03/15/25	$ 500,000	$ 474,110
Magallanes, Inc., 144A	3.428%	03/15/24	420,000	407,636
TFCF America, Inc.	3.700%	09/15/24	450,000	438,225
				1,319,971
Consumer Discretionary - 1.0%
AutoNation, Inc.	4.500%	10/01/25	475,000	462,669

Energy - 3.2%
El Paso Natural Gas Company, LLC	7.500%	11/15/26	403,000	430,319
Grey Oak Pipeline, LLC, 144A	2.000%	09/15/23	550,000	534,483
Phillips 66 Partners LP	3.605%	02/15/25	514,000	483,169
				1,447,971
Financials - 18.2%
AerCap Ireland Capital D.A.C.	4.500%	09/15/23	400,000	395,019
Ally Financial, Inc.	5.800%	05/01/25	475,000	476,556
Antares Holdings L.P., 144A	8.500%	05/18/25	525,000	542,036
Ares Capital Corporation	4.250%	03/01/25	475,000	450,947
Athene Global Funding, 144A	2.750%	06/25/24	550,000	522,873
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	500,000	463,532
Blackstone Private Credit Fund	2.350%	11/22/24	475,000	438,796
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	450,000	439,189
Fidelity & Guaranty Life Holdings, Inc., 144A	5.500%	05/01/25	475,000	470,478
First Horizon National Corporation	4.000%	05/26/25	475,000	457,700
FS KKR Capital Corporation	4.625%	07/15/24	475,000	459,329
Goldman Sachs BDC, Inc.	3.750%	02/10/25	475,000	459,599
Goldman Sachs Group, Inc.	3.500%	01/23/25	475,000	461,635
Icahn Enterprises, L.P.	4.750%	09/15/24	400,000	384,179
Morgan Stanley	4.000%	07/23/25	475,000	464,493
Owl Rock Capital Corporation	3.750%	07/22/25	500,000	465,416
PennyMac Mortgage Investment Trust	5.500%	11/01/24	550,000	488,812
Wells Fargo & Company	3.908%	04/25/26	475,000	459,827
				8,300,416
Industrials - 4.6%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	729,420	660,185
American Airlines Group Pass-Through Certificates, Series 2013-1-A	4.000%	01/15/27	436,485	376,285
Delta Air Lines Pass-Through Certificates, Series 2019-1-A	3.404%	10/25/25	146,000	138,152
Ryder System, Inc., Series MTN	4.625%	06/01/25	475,000	467,592
Southwest Airlines Company	5.250%	05/04/25	450,000	451,971
				2,094,185

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.1% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 1.0%
American Tower Corporation	4.000%	06/01/25	$ 475,000	$ 460,336

Technology - 5.0%
Dell International, LLC	5.850%	07/15/25	425,000	431,282
Leidos, Inc.	3.625%	05/15/25	460,000	442,929
Microchip Technology, Inc.	4.250%	09/01/25	488,000	474,230
Oracle Corporation	2.950%	05/15/25	500,000	475,965
TD SYNNEX Corporation	1.250%	08/09/24	484,000	447,518
				2,271,924
Utilities - 3.2%
Elwood Energy, LLC	8.159%	07/05/26	481,104	471,482
Entergy New Orleans, LLC	4.000%	06/01/26	475,000	458,477
NSG Holdings, LLC, 144A	7.750%	12/15/25	576,810	561,669
				1,491,628

Total Corporate Bonds (Cost $18,900,799)				$ 17,849,100

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.76% (d) (Cost $2,799,256)	2,799,256	$ 2,799,256

Total Investments at Value - 100.8% (Cost $49,221,710)		$ 46,021,598

Liabilities in Excess of Other Assets - (0.8%)		(350,896)

Net Assets - 100.0%		$ 45,670,702

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $12,337,029 as of November 30, 2022, representing 27.0% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step Coupon. Rate shown is the coupon in effect as of November 30, 2022.
(c)	Illiquid security. Total value of illiquid securities held as of November 30, 2022 was $2, representing 0.0% (e) of net assets.
(d)	The rate shown is the 7-day effective yield as of November 30, 2022.
(e)	Percentage rounds to less than 0.1%.

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES - 6.9%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$ 543,375	$ 442,353
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	750,000	710,333
Fat Brands Twin Peaks, LLC, 144A, Series 2021-1-B-2	9.000%	07/25/51	1,000,000	960,388
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	480,000	438,396
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	1,250,000	994,610
NPR Finance Ltd., 144A, Series 2019-2-C-1	6.441%	11/19/49	743,750	655,069
Total Asset-Backed Securities (Cost $4,679,697)				$ 4,201,149

CORPORATE BONDS - 88.7%	Coupon	Maturity	Par Value	Value
Communications - 12.3%
Centerfield Media Parent, Inc., 144A	6.625%	08/01/26	$ 750,000	$ 541,636
Connect Finco SARL/U.S. Finco, LLC, 144A	6.750%	10/01/26	1,000,000	945,000
DIRECTV Holdings, LLC/DIRECTV Financing, Inc.	4.450%	04/01/24	300,000	263,250
GrubHub Holdings, Inc., 144A	5.500%	07/01/27	950,000	714,370
Hughes Satellite Systems Corporation	6.625%	08/01/26	1,015,000	943,802
iHeartCommunications, Inc.	8.375%	05/01/27	750,000	663,990
Scripps Escrow, Inc., 144A	5.875%	07/15/27	750,000	667,500
Summer (BC) BidCo B, LLC, 144A	5.500%	10/31/26	950,000	764,750
Terrier Media Buyer, Inc, 144A	8.875%	12/15/27	1,000,000	760,000
Uber Technologies, Inc., 144A	6.250%	01/15/28	750,000	723,750
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	750,000	537,202
				7,525,250
Consumer Discretionary - 12.2%
Arrow BidCo, LLC, 144A	9.500%	03/15/24	750,000	747,793
Caesars Entertainment, Inc., 144A	8.125%	07/01/27	1,000,000	1,003,920
Carnival Corporation, 144A	7.625%	03/01/26	500,000	421,250
Lucid Group, Inc.	1.250%	12/15/26	1,430,000	795,438
Merlin Entertainments plc, 144A	5.750%	06/15/26	968,000	896,895
NCL Corporation Ltd., 144A	3.625%	12/15/24	1,200,000	1,042,953
Rakuten Group, Inc., 144A	10.250%	11/30/24	750,000	736,273
Washington Multifamily Acquisition I, 144A	5.750%	04/15/26	1,000,000	937,320

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 12.2% (Continued)
White Cap Parent, LLC, 144A (a)	8.250%	03/15/26	$ 1,000,000	$ 850,984
				7,432,826
Consumer Staples - 4.7%
Coty, Inc., 144A	6.500%	04/15/26	1,000,000	955,000
Energizer Holdings, Inc., 144A	6.500%	12/31/27	1,000,000	946,962
Tilray, Inc.	5.000%	10/01/23	1,000,000	969,280
				2,871,242
Energy - 7.6%
Ascent Resources Utica Holdings, LLC, 144A	7.000%	11/01/26	950,000	931,162
Crestwood Midstream Partners, L.P., 144A	5.625%	05/01/27	1,000,000	940,257
Howard Midstream Energy Partners, 144A	6.750%	01/15/27	1,000,000	928,530
New Fortress Energy, Inc., 144A	6.500%	09/30/26	1,200,000	1,159,746
Sunnova Energy Corporation, 144A	5.875%	09/01/26	750,000	671,033
				4,630,728
Financials - 15.1%
Acrisure, LLC, 144A	7.000%	11/15/25	944,000	881,125
AG TTMT Escrow Issuer, LLC, 144A	8.625%	09/30/27	750,000	757,717
Burford Capital Global, 144A	6.250%	04/15/28	750,000	687,241
Castlelake Aviation Finance Company, 144A	5.000%	04/15/27	750,000	637,433
Enova International, Inc., 144A	8.500%	09/15/25	525,000	483,000
Fly Leasing Ltd., 144A	7.000%	10/15/24	1,000,000	747,429
Icahn Enterprises, L.P.	6.250%	05/15/26	800,000	783,248
INTL FCStone, Inc., 144A	8.625%	06/15/25	600,000	607,590
Jefferson Capital Holdings, LLC, 144A	6.000%	08/15/26	750,000	622,500
MBIA, Inc.	7.000%	12/15/25	500,000	478,275
Midcap Financial Issuer Trust, 144A	6.500%	05/01/28	750,000	654,375
PennyMac Mortgage Investment Trust	5.500%	11/01/24	750,000	666,563
United Shore Financial Services, LLC, 144A	5.500%	11/15/25	750,000	694,980
XPO Escrow Sub, LLC, 144A	7.500%	11/15/27	500,000	507,500
				9,208,976
Health Care - 8.5%
Global Medical Response, Inc., 144A	6.500%	10/01/25	987,000	742,797
Heartland Dental, LLC, 144A	8.500%	05/01/26	1,003,000	902,239
Prime Healthcare Services, Inc., 144A	7.250%	11/01/25	1,000,000	854,040
RP Escrow Issuer, LLC, 144A	5.250%	12/15/25	750,000	628,001
Surgery Center Holdings, Inc., 144A	6.750%	07/01/25	991,000	969,796
U.S. Acute Care Solutions, LLC, 144A	6.375%	03/01/26	1,210,000	1,097,286
				5,194,159

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 18.3%
Air Canada Pass-Through Certificates, 144A, Series 2015-1-B	3.875%	09/15/24	$ 58,802	$ 58,188
Air Canada Pass-Through Certificates, 144A, Series 2017-1-B	3.700%	01/15/26	839,074	762,944
Alta Equipment Group, Inc., 144A	5.625%	04/15/26	1,000,000	881,503
American Airlines Group Pass-Through Certificates, Series 2017-1B-B	4.950%	08/15/26	824,800	772,015
American Airlines, Inc., 144A	11.750%	07/15/25	500,000	548,927
Brundage-Bone Concrete Pumping, 144A	6.000%	02/01/26	750,000	697,500
Doric Nimrod Air Finance Alpha Ltd., 144A, Series 2012-1	5.125%	11/30/24	397,818	392,845
GardaWorld Security Corporation, 144A	4.625%	02/15/27	750,000	673,568
JPW Industries Holding Corporation, 144A	9.000%	10/01/24	1,000,000	853,750
Neon Holdings, Inc., 144A	10.125%	04/01/26	900,000	771,750
Prime Security Services Borrower, LLC, 144A	5.750%	04/15/26	1,000,000	980,490
Promontoria Holding 264 B.V., 144A	7.875%	03/01/27	1,000,000	945,980
Sotheby's, 144A	4.875%	12/15/25	6,000	5,640
Tutor Perini Corporation, 144A	6.875%	05/01/25	500,000	434,859
United Airlines, Series 2020-1B-B	4.875%	07/15/27	800,100	756,586
United Airlines, Inc., Series 2016-1B-B	3.650%	07/07/27	829,687	746,755
Waste Pro USA, Inc., 144A	5.500%	02/15/26	1,000,000	922,890
				11,206,190
Materials - 1.2%
Fortress Transportation & Infrastructure Investors, LLC, 144A	9.750%	08/01/27	750,000	756,562

Real Estate - 2.6%
Brookfield Property Partners, L.P., 144A	5.750%	05/15/26	1,000,000	961,330
New Residential Investment Corporation, 144A	6.250%	10/15/25	700,000	631,468
				1,592,798
Technology - 4.0%
CPI Cg, Inc., 144A	8.625%	03/15/26	934,000	899,791
LogMeIn, Inc., 144A	5.500%	09/01/27	1,000,000	587,290
Norton Life Lock, Inc.	6.750%	09/30/27	500,000	502,025
Picard Midco, Inc., 144A	6.500%	03/31/29	500,000	431,953
				2,421,059
Utilities - 2.2%
Elwood Energy, LLC	8.159%	07/05/26	601,380	589,353

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 2.2% (Continued)
NSG Holdings, LLC, 144A	7.750%	12/15/25	$ 794,181	$ 773,333
				1,362,686

Total Corporate Bonds (Cost $60,463,064)				$ 54,202,476

MONEY MARKET FUNDS - 3.3%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.76% (b) (Cost $2,007,398)			2,007,398	$ 2,007,398

Total Investments at Value - 98.9% (Cost $67,150,159)				$ 60,411,023

Other Assets in Excess of Liabilities - 1.1%				656,988

Net Assets - 100.0%				$ 61,068,011

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $49,473,045 as of November 30, 2022, representing 81.0% of net assets.

(a)	Payment-in-kind bond. The rate shown is the coupon rate of 8.25%. The payment-in-kind rate is 0.75%.
(b)	The rate shown is the 7-day effective yield as of November 30, 2022.